Financial instruments by category - Financial assets as per statement of financial position (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Financial assets as per statement of financial position
Financial assets as per statement of financial position	$ 5,408,051	$ 8,821,654
Financial assets at fair value, class | Sublease receivables
Financial assets as per statement of financial position
Financial assets as per statement of financial position	230,984	571,022
Financial assets at amortised cost, class | Trade and other receivables
Financial assets as per statement of financial position
Financial assets as per statement of financial position	3,994,798	5,327,877
Financial assets at amortised cost, class | Cash and cash equivalents
Financial assets as per statement of financial position
Financial assets as per statement of financial position	$ 1,182,269	$ 2,922,755